Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Common stock, subject to possible redemption	1,712,698	2,731,544
Class A common stock subject to possible redemption, price per share	$ 11.22	$ 10.53
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, subject to possible redemption	1,712,698	1,712,698
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	585,275	585,275
Common stock, shares outstanding	585,275	585,275
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,253,517	4,253,517
Common stock, shares outstanding	4,253,517	4,253,517